Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0001740332
Registrant Name	RESIDEO TECHNOLOGIES, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES